Related Party Transactions	12 Months Ended
Jul. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

9. Related Party Transactions

On December 11, 2013, the Company entered into a five-year strategic collaboration agreement with St. Louis-based Intercon Chemical Company (ICC). The agreement consists of a multi-prong approach to accelerate the commercialization of PURE’s unique and proprietary SDC-based products. The strategic collaboration agreement provides:

●	ICC licenses from PURE its patents and technology know-how for the exclusive manufacture of our SDC-based products.

	●	ICC will invest in plant improvements to allow for expanded SDC production.

	●	ICC’s R&D team will collaborate on SDC product line development.

●	ICC licenses the distribution rights for SDC-based products into its core businesses of institutional cleaning and sanitation products.

	●	ICC will also develop a new initiative focused on US hospital, healthcare and medical facilities.

	●	PURE earns royalty income on SDC-products sold by ICC and its affiliates.

During the years ended July 31, 2017 and 2016, our net product sales to ICC was $33,000 and $34,000, respectively. As of July 31, 2017, $75,000 was payable to ICC for the production of SDC based products and $6,000 of accounts receivable was due to the Company. As of July 31, 2016, $118,000 was payable to ICC for the production of SDC based products and $24,000 of accounts receivable was due to the Company.

The president of ICC is a shareholder of the Company.